Derivative Liabilities - Schedule of Changes in Derivative Liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Change in derivative liabilities recognized as loss on derivative	$ (420,070)	$ (1,967,072)	$ (9,698,885)	$ 7,266,703	$ 7,238,498	$ (13,271,308)
Derivative liability ending	792,175		792,175
Fair Value, Inputs, Level 3 [Member]
Derivative liability beginning			2,601,277	$ 12,447,109	12,447,109	295,800
Addition of new derivatives recognized as debt discounts			792,175		606,000	1,276,667
Addition of new derivatives recognized as day-one loss			9,087,704		1,544,785	716,948
Derivative liabilities settled upon conversion of convertible note			(9,848,518)		(3,130,000)	(2,480,000)
Change in derivative liabilities recognized as loss on derivative			611,181		(8,783,283)	12,554,360
Derivative liability ending	$ 3,243,819		$ 3,243,819		$ 2,601,277	$ 12,447,109